UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                    May 16, 2007 to June 15, 2007

        Commission File Number of issuing entity:  333-139817-09

                         GSR Trust 2007-HEL1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-139817

                    GS Mortgage Securities Corp.
         (Exact name of depositor as specified in its Charter)

                   Goldman Sachs Mortgage Company
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                 Pooling-Tier REMC I     26-0190950
                 Pooling-Tier REMC II    26-0190974
                 Pooling-Tier REMC III   26-0191014
                 Pooling-Tier REMC IV    26-0191036
                (I.R.S. Employer Identification No.)

         Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                 92705
                               (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (212) 902-1000

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On June 15, 2007 a distribution was made to holders of the notes issued by GSR Trust 2007-HEL1.

         The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to holders of GSR Trust 2007-HEL1,
                Mortgage-Backed Notes, Series 2007-HEL1, relating to the June 15, 2007 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.








                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                           GS Mortgage Securities Corp.
                                           (Depositor)

                                           /s/ Michelle Gill
                                           Name: Michelle Gill
                                           Title:  Vice President

     Date:  June 27, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders of GSR Trust 2007-HEL1, Mortgage-Backed Notes, Series 2007-HEL1, relating to the
           June 15, 2007 distribution.